Intangible assets, net - Schedule of Annual Estimated Amortization Expense for Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Amortization for Intangible Assets
2026	¥ 3,129			$ 447
2027	2,594			371
2028	2,588			370
2029	2,577			369
2030	2,577			369
Thereafter	6,180			883
Total	19,645			$ 2,809
Intangible assets
Intangible assets, net
Amortization expenses for intangible assets	¥ 3,633	¥ 4,653	¥ 5,326